SHARE CAPITAL - Disclosure Of Maximum Share Dilution (Details) - shares shares in Thousands	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of options outstanding (in shares)		2,606	5,584	6,958
Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Number of options outstanding (in shares)	2,587
Maximum number of shares outstanding if all outstanding options were exercised and RSU awards vested	211,408
Restricted share units
Disclosure of classes of share capital [line items]
RSU awards outstanding (in shares)		504	657
Restricted share units | Potential ordinary share transactions
Disclosure of classes of share capital [line items]
RSU awards outstanding (in shares)	491
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding		210,358	221,792	243,721
Share capital | Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares outstanding	208,330